Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Accumulated Other Comprehensive Income (Loss)

	December 31,
	2012	2011

Long term investments, net of tax provision of $nil, $2,847	$(461)	$14,413
Other long-term investments, net of tax of $nil, $nil	(4,133)	(34,442)
Currency translation adjustment	26,161	21,671
Noncontrolling interest	(8,718)	(3,942)

	$12,849	$(2,300)